Fair Value - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	€ 76,020	€ 73,865
Fair value	65,375	63,638
Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets		52
Fair value		52
Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	10,598	10,157
Fair value	9,380	9,025
Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets		18
Fair value		18
Subordinated borrowings - held at amortized cost [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,490	2,122
Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities		2,244
Total estimated fair value		2,122
Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities		111
Total estimated fair value		125
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	3,013	2,356
Total estimated fair value	3,076	2,459
Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities		10,222
Total estimated fair value		8,755
Level I [member] | Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value		52
Level I [member] | Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value		18
Level I [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value		1,392
Level I [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	867	879
Level II [member] | Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	1	1
Level II [member] | Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value		1
Level II [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	727	730
Level II [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	133	125
Level II [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	2,209	1,580
Level III [member] | Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	9,379	9,024
Level III [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	€ 9,432	€ 8,755